Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

Merger of MAA and Post Properties

The Company completed the Merger on December 1, 2016. As part of the Merger, the Company acquired 61 wholly-owned apartment communities encompassing 24,138 units, including 269 apartment units in one community held in an unconsolidated entity, and 2,262 apartment units in six communities that were under development at the date of the Merger. Post Properties had operations in ten markets across the United States. In addition to the apartment communities, the Company also acquired four commercial properties, totaling approximately 232,000 square feet of combined gross leasable area. The consolidated net assets and results of operations of Post Properties are included in the Company's consolidated financial statements from the closing date going forward.

The total purchase price of approximately $4.0 billion was determined based on the number of shares of Post Properties' common stock, the number of shares of Post Properties’ Series A preferred stock, and the number of shares of Post LP's Class A Units of limited partnership interest outstanding as of December 1, 2016, in addition to cash consideration provided by the Operating Partnership immediately prior to the Merger to retire a $300.0 million unsecured term loan and a $162.0 million line of credit. In all cases in which MAA’s common stock price was a determining factor in arriving at final consideration for the Merger, the stock price used to determine the purchase price was the opening price of MAA’s common stock on December 1, 2016 ($91.41 per share). At the date of acquisition, the MAA Series I preferred stock consideration was valued at $77 per share, which included a $14.24 per share bifurcated call option (See Notes 7 and 9). The total purchase price also included $2.0 million of other consideration, a majority of which related to assumed stock compensation plans. As a result of the Merger, the Company issued approximately 38.0 million shares of MAA common stock, approximately 80,000 OP units, and 867,846 newly issued shares of MAA’s Series I preferred stock.

The Merger has been accounted for using the acquisition method of accounting in accordance with ASC 805, Business Combinations, which requires, among other things, that the assets acquired and liabilities assumed be recognized at their acquisition date fair values.

For larger, portfolio style acquisitions, such as the Merger, management engages a third party valuation specialist to assist with the fair value assessment, which includes an allocation of the purchase price. Similar to management's methods, the third party generally uses cash flow analysis as well as an income approach and a market approach to determine the fair value of assets acquired. The third party specialist uses stabilized NOI and market specific capitalization and discount rates. Management reviews the inputs used by the third party specialist as well as the allocation of the purchase price provided by the third party specialist to ensure reasonableness and the procedures are performed in accordance with management's policies.

The allocation of the purchase price valuation described above required a significant amount of judgment and represents management's best estimate of the fair value as of the acquisition date. The following final purchase price allocation for the Merger was based on the Company's valuation as well as estimates and assumptions of the acquisition date fair value of the tangible and intangible assets acquired and liabilities assumed.

The following table summarizes the final purchase price allocation as of the date of the Merger (in thousands):

December 1, 2016
Land	$874,616
Buildings and improvements and other	3,479,483
Development and capital improvements in progress	183,881
Undeveloped land	24,200
Investment in real estate joint venture	44,435
Cash and cash equivalents	34,292
Restricted cash	3,608
Other assets	94,899
Total assets acquired	4,739,414

Notes payable	(595,609)
Accrued expenses and other liabilities	(132,906)
Total liabilities assumed, including debt	(728,515)

Noncontrolling interests - consolidated real estate entity	(2,306)

Total purchase price	$4,008,593

The allocation of fair values of the assets acquired and liabilities assumed changed from the allocation reported in Note 2 to the consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2016, filed with the SEC on February 24, 2017. The changes were based on information concerning the subject assets and liabilities that was not yet known at the time of the filing of the Annual Report on Form 10-K for the year ended December 31, 2016. Specifically, the purchase price allocation was updated primarily due to an adjustment to litigation reserves offset by an increase in the derivative asset value of the preferred share bifurcated call option (included in "Other assets") and real estate values.
The Company incurred total merger and integration related expenses of $20.0 million and $40.8 million for the years ended December 31, 2017 and 2016, respectively. The amounts were expensed as incurred and are included in the Consolidated Statements of Operations in "Merger and integration expenses". Merger related expenses primarily consisted of severance and professional costs, and integration related expenses primarily consisted of temporary systems, staffing, and facilities costs.